Leases - Future cash outflow not reflected in lease liability - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease [Abstract]
Future cash outflows not included in lease liabilities in respect of extension and termination options which are not reasonably expected to be exercised	$ 262	$ 329